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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of registrant as specified in charter)

P.O. Box 81920, Las Vegas Nevada 89180
(Address of principal executive offices) (Zip code)

JAY H. BROWN, 520 S. FOURTH ST., LAS VEGAS, NV  89101
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (702)  227-9800

Date of fiscal year end:  DECEMBER 31, 2009

Date of reporting period:  JUNE 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

SEMI-ANNUAL REPORT

TO STOCKHOLDERS

JUNE 30, 2009

PRESIDENT’S LETTER

To Our American Vantage Companies’ Stockholders:

When asked by our Chief Financial Officer my global thoughts on this report’s President’s Letter’s in a self-deprecating moment--quoting Charles Dickens--I replied, “it was the best of times, it was the worst of times…”  But, as I reflect on today, and look forward to the rest of the year and into 2010, I am encouraged that the more appropriate portion of that quote may be “…it was the epoch of belief…”

Brownstone Gaming group -- The predevelopment phase of the Big Sandy project continues to focus primarily on completion of the environmental impact study and the amended California gaming compact.  In association with the Tribe’s financial partner, the Tribe is currently seeking complementary funding to supplement existing financing, which if feasible, may also be utilized to expedite the predevelopment phase.

During May 2009, with our partner, Robert F. Gross, we formed Brownstone Gaming & Hospitality, LLC.  Brownstone Gaming will continue our current operations in commercial management/ownership, as well as Tribal gaming development and consulting/management (see www.brownstonegaming.com).

We have been in various stages of discussion with capital partners concerning M&A opportunities of existing commercial gaming properties.  Certainly, the significant debt loads that many of these properties now carry have brought about unusual pricing opportunities for the buyer with capital.

As a natural extension of our commercial and Tribal gaming and hospitality management services, Brownstone Gaming is now offering management services to banks, debtholders and other financial institutions that may acquire properties through debt restructurings.  The first half of 2009 has required significant internal effort to prepare these market-specific collateral materials; identify a potential pool of properties; and, network to key decision makers at the appropriate financial institutions and/or within the debtholder groups or their financial advisers.

To follow-up from earlier this year, we had previously announced that we were in negotiations to retain Global Gaming & Hospitality Capital Advisors LLC and its Founder, Chairman and CEO, Michael S. Kim as a non-exclusive financial advisor to the Company.  Michael was the former Managing Director of Societe Generale’s Corporate & Investment Banking group.  Unfortunately, after much discussion on structure we mutually agreed to dissolve our negotiations.  We wish Michael well in his future endeavors and, as appropriate opportunity presents itself, look forward to working with him again.

Border Grill Las Vegas restaurant – Unlike the flurry of media reports, I don’t want to leave the impression that the entire gaming industry is awash with these distressed properties.  While the Border Grill Las Vegas restaurant, which is located in the Mandalay Bay Resort and Casino on the Las Vegas ‘Strip’, was negatively impacted during 2008 and into 2009, we are beginning to see some positive signs.  Bookings for the remaining-2009 and 2010 Mandalay Bay Resort and Casino convention center and events facility, and the related hotel properties have been increasing from 2008.

Subsequent to May 2008 the Company received no partner distributions from its investment in the Border Grill.  However, in April and August 2009, the Company received its first and second quarterly distributions, in the amount of $49,000 and $147,000.

American Vantage Companies -- During April 2009, we began initial discussions with selected groups of potential investors for an anticipated convertible debt raise of up to $2,000,000.  These discussions were very preliminary and encouraging—not only in terms of the capital raise but also in areas of Brownstone Gaming and Candidates on Demand business development.  But, no assurance can be given that such capital raise efforts will be successful, or if successful, will be obtained on terms advantageous to the Company.

Also, as disclosed throughout our financial statements, although Candidates on Demand is a wholly-owned subsidiary, for purposes of the Investment Company Act of 1940, we do not consolidate its assets, liabilities or operations.  As such, the attached consolidated statement of assets and liabilities does not include the June 30, 2009 COD cash and cash equivalents balance, its receivables, bank debt or other payables.

In August the Company mourned the loss of its long-time Board member Jeanne Walsh Hood who passed away.  Ms. Hood had been a Board Member of the Company since February 1994.  We are deeply saddened by the loss of Jeanne; she was a proactive board member, a trusted advisor, and wonderful friend.  She will be greatly missed.

And finally, each President’s Letter I close with a sincere thanks to our stockholders, the AVCS Board of Directors and the management team for their continued support.  And, I do thank you.  But, this President’s Letter will close differently.

On August 9, American Vantage Companies celebrated its 30th anniversary.  As one of the three remaining founders, I’m somewhat in awe at the passage of time, enriched by the people I’ve had the pleasure of meeting only once or each day and extremely proud to be associated with American Vantage Companies.

Sincerely,
  /s/  Ronald J. Tassinari
Ronald J. Tassinari
Chairman, President and Chief Executive Officer
August 31, 2009

Item 1.  Reports to Stockholders.

TABLE OF CONTENTS
Page

Consolidated Statement of Assets and Liabilities as of
June 30, 2009 (unaudited)	1

Consolidated Schedule of Investments as of June 30, 2009 (unaudited)	2

Consolidated Statement of Operations for the Six Months Ended
June 30, 2009 (unaudited)	3

Consolidated Statements of Changes in Net Assets for the Six Months
Ended June 30, 2009 (unaudited) and the Year Ended
December 31, 2008	4

Consolidated Statement of Cash Flows for the Six Months Ended
June 30, 2009 (unaudited)	5

Notes to Consolidated Financial Statements (unaudited)	6

i

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (unaudited)

June 30, 2009

Assets
Investments, at fair value	$4,048,000
Cash	52,000
Receivable from investee	1,503,000
Other receivables, net of unamortized discount	1,920,000
Property and equipment, net	1,352,000
Other	963,000

9,838,000

Liabilities
Accounts payable	1,270,000
Accrued liabilities and other payables	480,000
Notes payable other	2,782,000
Notes payable stockholder	1,475,000

6,007,000

Net assets	$3,831,000

Analysis of net assets:
Net capital on shares of common stock, $.01 par; 100,000,000 shares
authorized; 6,229,107 shares issued and outstanding	$8,630,000
Deficit	(4,799,000)

Net assets (equivalent to $0.62 per share)	$3,831,000

The accompanying notes are an integral part of these consolidated financial statements

AMERICAN VANTAGE COMPANIES
CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

			Industry/	Number		Percentage of
			Ticker/	of	Value at	investments at
	Name of unaffiliated user	Title of issue	CUSIP	Shares	June 30, 2009	June 30, 2009
Common
stock:	Candidates on Demand	Common stock	Temp. placement/	100	$1,297,000	32.1%
	Group, Inc.		recruitment

	Genius Products, Inc.	Common stock	GNPR.PK	1,050	6,000	0.1%

	Other	Common stock		950,000	-	-

					1,303,000	32.2%

Preferred
stock:	Federated Premier Intermediate
	Municipal Income Fund--
	Moodys: AAA	Series A	31423M204	9	225,000	5.6%

	Paine Webber Premium
	Municipal Income--Moody's
	and S&P: AAA	Series B	69574F305	11	550,000	13.6%

					775,000	19.2%

Warrants:
	Genius Products, Inc.	$1,280 Warrants	GNPR.PK	500	3,000	0.1%
	Genius Products, Inc.	$1,390 Warrants		1,400	7,000	0.2%

					10,000	0.3%

Other:
	Border Grill Las Vegas, LLC	Member shares	Restaurant		1,960,000	48.3%

					$4,048,000	100.0%

The accompanying notes are an integral part of these consolidated financial statements

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENT OF OPERATIONS (unaudited)

Six months ended
June 30, 2009

Investment income
Dividend	$2,000
Interest	43,000
Other	82,000

127,000

Expenses
Salaries and other compensation	459,000
Accounting and auditing fees	195,000
Consulting fees	90,000
Directors fees	40,000
Legal fees	145,000
Interest	177,000
Other	210,000

1,316,000

Net investment loss	(1,189,000)

Net realized gain from:
Investment in Border Grill Las Vegas, LLC	49,000

49,000

Net unrealized appreciation (depreciation) from:
Equity securities of Candidates on Demand Group, Inc.	(5,000)
Equity securities of Genius Products, Inc.	6,000

1,000

Net realized gain and unrealized appreciation from investments	50,000

Net decrease in net assets resulting from operations	$(1,139,000)

The accompanying notes are an integral part of these consolidated financial statements

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended	Year ended
	June 30, 2009	December 31, 2008
	(Unaudited)
(Decrease) in net assets from operations:
Net investment loss	$(1,189,000)	$(2,465,000)
Net realized gain (loss) from investments	49,000	(454,000)
Net unrealized appreciation
(depreciation) from investments	1,000	(8,764,000)

Net decrease in net assets resulting from operations	(1,139,000)	(11,683,000)

Capital share transactions:
Stock-based compensation	-	28,000

Total decrease in net assets	(1,139,000)	(11,655,000)

Net assets at beginning of period	4,970,000	16,625,000

Net assets at end of period	$3,831,000	$4,970,000

The accompanying notes are an integral part of these consolidated financial statements

AMERICAN VANTAGE COMPANIES
CONSOLIDATED STATEMENT OF CASH FLOWS (unaudited)

Six months ended
June 30, 2009

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(1,139,000)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net unrealized depreciation from investment in Candidates
on Demand Group, Inc. common stock	5,000
Net unrealized appreciation from investment in Genius Products,
Inc. common stock	(1,000)
Net unrealized appreciation from investment in Genius Products,
Inc. warrants	(5,000)
Depreciation and amortization	52,000
Sale of investment in preferred stock	50,000
Increase in receivable from investee	(5,000)
Increase in other receivables	(142,000)
Increase in other assets	(13,000)
Increase in accounts payable, accrued liabilities and other payables	593,000

Net cash used in operating activities	(605,000)

Cash flows from financing activities:
Proceeds from issuance of debt	433,000
Principal payments on debt	(57,000)

Net cash provided by financing activities	376,000

Net decrease in cash	(229,000)
Cash at beginning of period	281,000

Cash at end of period	$52,000

Supplemental disclosure of cash flow information:
Cash received from interest and dividend income	$2,000
Cash paid for interest expense	$43,000

The accompanying notes are an integral part of these consolidated financial statements

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Note 1 – Nature of operations and summary of significant accounting policies

SEC filing status and related accounting change.

Effective March 21, 2006, American Vantage Companies (with its controlled subsidiaries, collectively, “AVCS” or the “Company) registered under the Investment Company Act of 1940, as amended (the “Act”) as a non-diversified closed-end management investment company.  Prior to March 21, 2006, the Company was registered and reported under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

As a result of its registration with the Securities and Exchange Commission (the “SEC”) as a non-diversified closed-end management investment company under the Act, effective March 21, 2006, the Company changed its accounting to carry its investments in non-traded investees at estimated fair values and otherwise report utilizing specialized accounting principles applicable to registered investment companies.

Until March 20, 2006, the Company recorded its equity interest in the Border Grill Las Vegas, LLC (the “Border Grill”) using the equity method of accounting (based on the Company’s 49% equity interest in Border Grill’s net assets and the terms of the Border Grill operating agreement).

During November 2008, the Company’s stockholders approved deregistration from the Act.  Subsequently, the Company filed with the SEC an “Application Pursuant to Section 8(f) of the Investment Company Act of 1940 for an Order Declaring That Applicant has Ceased to be an Investment Company.”  During March 2009, the Company received comments from the SEC on the Section 8(f) submission.   Subsequently, the Company submitted a response to these comments.

Recently issued accounting standards.

In May 2009, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 165, “Subsequent Events” (“SFAS 165”).  SFAS 165 establishes standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, including the period after the balance sheet date during which management should evaluate for recognition or disclosure in the financial statements, circumstances under which an entity would recognize the events, and required disclosures.  This standard is effective for the Company for the interim period ended June 30, 2009.  SFAS 165 did not have a material effect on the Company’s consolidated financial statements.

Interim financial information.

The financial information as of and for the six months ended June 30, 2009 is unaudited but includes all adjustments (consisting only of normal recurring adjustments) that the Company considers necessary for a fair presentation of the financial position of the Company as of such dates and the operating results and cash flows of the Company for the period.  Certain information and disclosures normally included in annual financial statements have been condensed or omitted as permitted by the SEC.  However, the Company believes the disclosures made are adequate for a fair presentation to ensure that the interim period financial statements are not misleading.

The Company's results of operations for the interim period are not necessarily indicative of the results of operations to be expected for the entire year.  These consolidated interim financial statements should be read in conjunction with the audited consolidated financial statements (and notes thereto) of the Company for the year ended December 31, 2008, which are included in the Company's Form N-CSR.  Management has evaluated subsequent events through August 27, 2009, the date these financial statements were approved for filing by the Board of Directors.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.  The Company's Form N-Q is available on the Company’s web site at www.americanvantage.com and the SEC's web site at www.sec.gov, and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1.800.SEC.0330.

Nature of business and business activities.

American Vantage Companies

As of June 30, 2009, AVCS reports primarily consolidated operations for its subsidiary gaming companies, (see below “Brownstone, LLC, Brownstone GoldTown, LLC, Brownstone GoldTown CV, LLC and Brownstone Gaming and Hospitality, LLC” discussions).

As of June 30, 2009, the Company also holds unconsolidated investments in a national recruitment and temporary placement services company (see below “Candidates on Demand Group, Inc.” discussion) and a Las Vegas “Strip” property restaurant (see below “Border Grill Las Vegas Restaurant” discussion).

Brownstone, LLC

As of June 30, 2009, the Company’s wholly-owned subsidiary, American Vantage Brownstone, LLC (“AVCS-Brownstone”), holds a 100% interest in Brownstone, LLC, a Nevada limited liability company.

On March 25, 2007, Brownstone, LLC, entered into a development and structuring fee arrangement (the “Big Sandy Development Agreement”) with the Big Sandy Rancheria Band of Western Mono Indians (the “Tribe”) and the Big Sandy Entertainment Authority.  The Big Sandy Development Agreement provides for (i) a development fee equal to a percentage of the aggregate costs for developing, constructing, equipping and opening of a hotel and casino resort; and, (ii) a structuring fee on the gross amount of the initial, interim and permanent financings.  The Tribe’s hotel and casino resort project is currently planned in Friant near Fresno, California.

Brownstone, LLC is developing this project with Robert F. Gross, Chief Executive Officer of RFG Gaming and Hospitality, LLC (“Mr. Gross”).  During 2008 and for the six months ended June 30, 2009, Mr. Gross provided chief executive officer services to Brownstone, LLC and received monthly consulting fees of $15,000 for such services.  The Company and Mr. Gross are in contract negotiations to share in the equity membership of Brownstone, LLC’s reported net profits or losses (currently anticipated at a total percentage of 40% to Mr. Gross subject to other potential adjustments).  However, no assurance can be given that the contract negotiations will be finalized based on the currently anticipated terms, on terms advantageous to the Company, or at all.

  Brownstone GoldTown, LLC and Brownstone GoldTown CV, LLC

As of June 30, 2009, AVCS-Brownstone holds a 100% interest in Brownstone GoldTown, LLC, a Nevada limited liability company.  During 2007, Brownstone GoldTown, LLC formed Brownstone GoldTown CV, LLC, a Nevada limited liability corporation that will construct, own and operate a hotel and casino project (“GoldTown Hotel and Casino Resort”) to be located in Douglas County (within minutes of Nevada’s capital, Carson City).

During 2008 and 2007, Brownstone GoldTown CV, LLC was in the predevelopment phase for the GoldTown Hotel and Casino Resort (“GoldTown”).  At public meetings held on January 3, 2008 and February 5, 2008, the Douglas County Board of Commissioners approved Phases I and II in their entirety, including a building height variance, amendment to the existing special use permit, zoning map amendments, relocation of the gaming district overlay and tourist commercial zoning district, and reclassification of the remaining project site to ‘general commercial’.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

The Company planned to begin construction during the second quarter of 2008.  However, due to the current difficulty under prevailing economic conditions in obtaining financing for jurisdictional gaming projects, the GoldTown project has been placed on-hold pending a more favorable financing market.

At a public meeting held on March 5, 2009, the Douglas County Board of Commissioners approved a two-year extension for the GoldTown project.

Brownstone GoldTown, LLC is developing this project with Mr. Gross.  For Mr. Gross’s project concept, predevelopment and management services, the Company is currently negotiating an equity interest in Brownstone GoldTown, LLC.  To date, the Company and Mr. Gross anticipate that, subject to certain to-be-negotiated contractual adjustments to Brownstone GoldTown, LLC’s reported net profits or losses, Mr. Gross will receive a 49% total equity membership interest in Brownstone GoldTown, LLC.  However, no assurance can be given that the contract negotiations will be finalized based on the currently anticipated terms, on terms advantageous to the Company, or at all.

Brownstone Gaming and Hospitality, LLC

As of June 30, 2009, AVCS-Brownstone, holds a 100% interest in Brownstone Gaming and Hospitality, LLC, a Nevada limited liability company.

During May 2009, Brownstone Gaming and Hospitality, LLC was formed to conduct the future jurisdictional and tribal gaming operations of the Company.

Brownstone Gaming and Hospitality, LLC is developing this company with Mr. Gross.  For Mr. Gross’s services, the Company is currently negotiating an equity interest in Brownstone Gaming and Hospitality, LLC.  To date, the Company and Mr. Gross anticipate that, subject to certain to-be-negotiated contractual adjustments to Brownstone Gaming and Hospitality, LLC’s reported net profits or losses, Mr. Gross will receive a 49% total equity membership interest in Brownstone Gaming and Hospitality, LLC.  However, no assurance can be given that the contract negotiations will be finalized based on the currently anticipated terms, on terms advantageous to the Company, or at all.

Candidates on Demand Group, Inc.

Pursuant to the September 14, 2007 Agreement and Plan of Merger and the March 10, 2008 Amendment to Agreement and Plan of Merger (the “CODGI Merger Agreements”) between the Company, the Company’s wholly-owned unconsolidated subsidiary, COD Acquisition Corporation, Candidates on Demand Group, Inc., (“CODGI”) and Michael C. Woloshin, founder and sole shareholder of CODGI, the Company acquired all of the outstanding common stock of CODGI.  COD Acquisition Corporation was renamed Candidates on Demand Group, Inc. (with its controlled subsidiaries, COD Consulting Services, Inc., DealSplit, Inc. and Candidate Report Card Group, Inc., collectively, “COD”) and began operations on September 15, 2007.  As required by the Act, the Company carries its investment in COD at its estimated fair value.

COD is a recruitment and temporary placement firm with two offices in New York City.  COD’s extended customer base includes Fortune 500 companies with operations in the IT, legal, accounting, financing and engineering disciplines.

Pursuant to the CODGI Merger Agreements:

▪	The Company paid $500,000 in cash;

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

▪	The Company issued 500,000 shares of the Company’s common stock valued at $1.80 per share, based on the closing price of Company common stock on September 14, 2007;

▪	The Company delivered a subordinated promissory note in the amount of $1,500,000.

▪	The Company placed into escrow a total of 500,000 shares of the Company’s common stock, which was reduced to 400,000 shares effective March 10, 2008 (the “Escrowed Shares”).

▪
The COD Merger Agreements also provided for additional contingent merger consideration of up to 1,600,000 shares of the Company’s common stock and delivery of a second promissory note in the amount of $1,200,000 based upon COD attaining certain 2009 and 2010 pretax income benchmarks.

Mr. Woloshin and the Company also entered into a fifteen-year voting agreement, dated as of September 14, 2007 (the “COD Voting Agreement”), or a longer period as mutually agreed by the parties or as mandated by any regulatory agency or authority.

Pursuant to the April 28, 2009 Termination Agreement and Mutual Release (the “Termination Agreement”) between the Company, CODGI and Mr. Woloshin:

▪	The 400,000 shares of the Company’s common stock placed into escrow were cancelled and returned to the Company.

▪	The subordinated promissory note in the amount of $1,500,000 and the contingent promissory note in the amount of $1,200,000 were terminated.

▪	Except for such terms and conditions under the COD Voting Agreement, no party shall have any further rights, obligations or liabilities under the CODGI Merger Agreements.

Border Grill Las Vegas Restaurant

In November 1998, Vantage Bay Group, Inc. (“Vantage Bay”) a wholly-owned subsidiary of the Company, together with TT&T, LLC (“TT&T”), a nonaffiliated Nevada limited liability company, organized the Border Grill as a Nevada limited liability company.  At June 30, 2009, Vantage Bay and TT&T hold 49% and 51% equity interests, respectively, in Border Grill.  Border Grill owns and operates the Border Grill Las Vegas Restaurant at the Mandalay Bay Hotel and Casino (owned by MGM/Mirage) in Las Vegas, Nevada.  As required by the Act, the Company carries its investment in the Border Grill at its estimated fair value.

Principles of consolidation.

The consolidated financial statements include the accounts of American Vantage Companies and the wholly-owned or majority-owned subsidiaries that are collectively registered under the Act.  These subsidiaries primarily include American Vantage Brownstone, LLC, Brownstone, LLC, Brownstone GoldTown, LLC Brownstone GoldTown CV, LLC, Brownstone Gaming and Hospitality, LLC and Vantage Bay Group, Inc.  All significant intercompany accounts and transactions have been eliminated.

The Company also holds a less than 5% investment in an unconsolidated subsidiary, Games Media, LLC that promotes gaming tours.  Through March 20, 2006, the Company excluded the accounts of Games Media using the cost method of accounting based on the Company’s less than 5% equity interest in the net assets of Games Media.  At June 30, 2009, the Company estimated that the fair value of this investment was zero.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

The Company excludes the accounts of COD, Border Grill and Games Media in reporting its consolidated financial statements.  As required by the Act, the Company carries its investments in COD, Border Grill and Games Media at their estimated fair values, and otherwise reports utilizing specialized accounting principles applicable to registered investment companies.

 Use of estimates.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures, which estimates may require revision in future periods.  Actual results could differ from those estimates.

General

As discussed previously, due to the Company’s March 21, 2006 registration with the SEC as a non-diversified closed-end management investment company under the Act, the Company changed its accounting to carry its investments at estimated fair values.

The Company does not hold or issue derivatives, derivative commodity instruments or other similar financial instruments for trading purposes.

The Company’s management team, under the direction and approval of the Company’s Board of Directors, is responsible for determining the fair value of the Company’s investments.  The fair value of Genius Products, Inc. common stock was based on quoted market price and the fair value of all other investments was based on consideration of certain pertinent factors and information, including, but not limited to, appraisals performed by independent valuation specialists.  It is possible that the estimated fair values may differ significantly from the amount that might ultimately be realized and that difference could be material.

Common stock and warrants

The Company’s investment in COD is classified as a level three investment as defined by FASB Statement No. 157 “Fair Value Measurements” (“FASB 157”).

Year ended	Unrealized	Six months ended
December 31, 2008	Depreciation	June 30, 2009
		(unaudited)
$1,302,000	$(5000)	$1,297,000

The fair value of the COD investment was determined to be $2,800,000, which is reported on the consolidated statement of assets and liabilities in investments ($1,297,000) and receivables from investee ($1,503,000).

At December 31, 2008, the Company held 525,000 shares of Genius Products, Inc. (“Genius” or “GNPR.PK”) common stock received as partial consideration for the March 21, 2005 sale of a majority of the Company’s entertainment media assets and operations.  Of the total March 21, 2005 sales consideration for the entertainment media assets and operations, at December 31, 2008, the Company also held 250,000 GNPR.PK warrants exercisable at $2.56 and 700,000 warrants exercisable at $2.78.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

In March 2009, Genius filed an Information Statement Pursuant to Section 14(c) of the Securities Exchange Act of 1934, informing shareholders of record on March 9, 2009 of a 1:500 reverse stock split.

Upon giving consideration to the 1:500 reverse split, at June 30, 2009, the Company holds 1,050 shares of Genius common stock, 500 GNPR.PK warrants exercisable at $1,280 and 1,400 warrants exercisable at $1,390.

The Company’s investment in Genius common stock is classified as a level one investment as defined by FASB 157 and is valued based on quoted market prices.

The Company’s investment in Genius warrants is classified as a level two investment as defined by FASB 157.

	Year ended	Unrealized	Six months ended
	December 31, 2008	Appreciation	June 30, 2009
			(unaudited)
Genius common stock	$5,000	$1,000	$6,000
Genius warrants	5,000	5,000	10,000

	$10,000	$6,000	$16,000

The fair value of Genius common stock and warrants are reported on the consolidated statement of assets and liabilities in investments.  The unrealized increases are reported on the consolidated statement of operations and are included in the net increase in net assets resulting from operations.

In accordance with Emerging Issues Task Force Issue No. 03-01, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments and SEC Staff Accounting Bulletin Topic 5-M, Miscellaneous Accounting – Other Than Temporary Impairment of Certain Investments in Debt and Equity Securities, the Company assesses whether an other-than-temporary impairment loss on the Genius common stock has occurred due to declines in fair value or other market conditions. The periodic assessment is based on several criteria including volatility of market share prices of Genius common stock, intent of the Company to place the Genius securities the Company owns, as well as operations, current business activities, transactions or other trends related to Genius.  There were no other-than-temporary impairment losses during the six months ended June 30, 2009.

Effective December 17, 2007, the Company was released from any future obligations incurred from a California office lease due to the execution of a new master lease between an unaffiliated third party and the landlord.  Prior to this release, the Company’s subleasee had defaulted on the sublease agreement due to non-payment of the monthly rental obligations.  At December 31, 2007, the Company had recorded a receivable totaling $181,000 relating to the default rental obligations incurred through that date by the subleasee at the California office.

On April 22, 2009, the Company and the former subleasee entered into a “Debt Conversion Agreement” providing for the issuance of 950,000 shares of the subleassee’s common stock.

The Company’s investment in a former subleasee is classified as a level three investment as defined by FASB 157.  In determining the fair value of the investment, the following factors and information were considered:

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

•	Industry outlook and current economic conditions;
•	Current and historical operations and the results thereof; and
•	The company’s 2009 business plan and expected economic conditions

The fair value of the former subleasee investment was determined to be zero.

Preferred stock

The Company’s investment in preferred stock is held through a Wells Fargo Investment brokerage account for Auction-Rate Securities.  Until early 2008, these Auction-Rate Securities were fully liquid via auctions held every seven days.  However, during early 2008, Wells Fargo Investment notified the Company that these Auction-Rate Securities were no longer liquid, but were subject to partial calls or redemptions via a lottery system conducted by the Depository Trust Company.  Due to the uncertainty of redeeming these securities, the Company arranged with Wells Fargo & Company (“Wells Fargo”) to borrow 90% of the total value of the investment in these Auction-Rate Securities.  The Wells Fargo borrowing (See “Note 4 – Notes payable”) does not provide for a stated repayment date, but is repaid from Auction-Rate Securities that may become available for redemption from the Depository Trust Company lottery system.  Any related interest expense from the Wells Fargo borrowing is offset by the interest income earned on the Auction-Rate Securities.  During 2009, two shares of the Series A Federated Premier Intermediate Municipal Income Fund preferred stock, in the amount of $50,000 were redeemed.

The Company’s investment in preferred stock is classified as a level two investment as defined by FASB 157.

Year ended	Sale of	Six months ended
December 31, 2008	Stock	June 30, 2009
		(unaudited)
$825,000	$(50,000)	$775,000

The fair value of preferred stock is reported on the consolidated statement of assets and liabilities in investments.

Other (Border Grill)

 The Company’s investment in Border Grill is classified as a level three investment as defined by FASB 157.

Year ended	Unrealized	Six months ended
December 31, 2008	Appreciation	June 30, 2009	Realized Gain
		(unaudited)	(unaudited)
$1,960,000	$-	$1,960,000	$49,000

The fair value of Border Grill is reported on the consolidated statement of assets and liabilities in investments.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Prior to January 1, 2007, the Company had received a return of all of its initial capital investment and the priority return required under Border Grill’s operating agreement and now receives pro-rata distributions based on its 49% ownership, which for reporting purposes are classified and reported as realized gains.  Pro-rata distributions are at the discretion of the equity partners.  For the six months ended June 30, 2009, the Company received $49,000 in net capital contributions.

Receivable from investee.

At its discretion, from time-to-time the Company may make non-interest bearing advances to COD for working capital requirements, capital expenditures, etc.  At June 30, 2009, such advances totaled $1,503,000 and are reported as a receivable from investee in the Company’s consolidated statement of assets and liabilities.  The total fair value reported in the Company’s consolidated schedule of investments is reported net of these advances.

Concentrations.

A substantial portion of the Company’s receivables, other operating assets and activities are concentrated in Nevada, California, and New York.  Accordingly, changes in the economies of these states or the financial condition of the debtors could adversely affect the realizability of these assets or future operations.

The recent downturn in the national economy, the volatility and disruption of the capital and credit markets and adverse changes in the global economy could negatively impact the Company’s financial performance and ability to access financing.

In addition, the United States is experiencing a widespread recession accompanied by declines in residential real estate sales, mortgage lending and related construction activity, and emerging weakness in the commercial and investment banking systems, and is engaged in a war, all of which are likely to have far-reaching effects on the economic activity in the country for an indeterminate period.  Furthermore, the recent severe economic downturn that has negatively affected gaming, hospitality and the recruiting industries may continue in the future.  Even an uncertain economic outlook may adversely affect consumer spending and/or employment.  If these conditions continue, the Company’s financial condition, results of operations and cash flows may be adversely affected.  We are unable to predict the likely duration or severity of the current economic unrest, or its impact on the larger economy and the Company’s operations.

Other receivables and investment income.

On March 25, 2007, Brownstone, LLC executed a Credit Agreement (the “Brownstone Credit Agreement” with the Tribe to provide an aggregate of $500,000 in initial financing (the “Initial Financing”) for Tribal operating and predevelopment costs related to the Tribe’s hotel and casino resort project.  During 2007, the Initial Financing was amended to provide an aggregate of $1,550,000.  The terms of the Brownstone Credit Agreement provided for repayment of the Initial Financing principal and accrued interest (at a rate of 18.0% per annum at June 30, 2009) on the date that is the earlier of:  (a) the Big Sandy Rancheria Entertainment Authority or the Tribe entering into a bridge financing arrangement, (b) the Big Sandy Rancheria Entertainment Authority or the Tribe entering into an agreement with any person other than Brownstone, LLC providing for the development, financing or construction of the project, or (c) March 25, 2010.

On October 11, 2007, the Big Sandy Rancheria Entertainment Authority, the Tribe and an unaffiliated financing group executed a Senior Secured Credit Agreement in the amount of approximately $39,900,000 for the

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

bridge financing (the “Bridge Financing”) of the predevelopment costs.  Under the terms of the Tribe’s Senior Secured Credit Agreement, at the closing of the Bridge Financing, the Company received a partial payment of $750,000 on the outstanding balance of the Initial Financing.  Additional terms per the Tribe’s Senior Secured Credit Agreement provide for payment of the Company’s remaining principal and accrued interest during the predevelopment period.  At June 30, 2009, the outstanding principal and accrued interest from the Initial Financing totals $502,000.

On March 25, 2007, Brownstone, LLC, also entered into the Big Sandy Development Agreement for development and structuring fees to be earned from services provided for the Tribe’s hotel and casino resort project.  At June 30, 2009, for these services Brownstone, LLC has earned cumulative fees totaling $1,725,000 and recorded a receivable of $1,525,000.  The terms of the Big Sandy Development Agreement provide for repayment of the $1,325,000 at the closing of the Bridge Financing.  Under the terms of the Tribe’s Senior Secured Credit Agreement the $1,325,000 is payable during the predevelopment period.  The remaining $200,000 is due upon closing of the permanent financing.  Because these receivables exceed one year and are non-interest bearing, a $159,000 discount has been recorded using discount rates that vary from 13.75% to 17.5%.

On August 11, 2009, Brownstone, LLC, the Tribe and the Big Sandy Entertainment Authority entered into a forbearance agreement to the Brownstone Credit Agreement and the Big Sandy Development Agreement.  As a condition for forbearance, the Tribe and Brownstone, LLC will amend certain provisions and terms of the Big Sandy Development Agreement.  The forbearance period ends the earlier of September 11, 2009 or the date upon a forbearance default occurs.

Property and equipment.

Property and equipment are stated at cost.  Depreciation for financial reporting purposes is determined on a straight-line basis primarily over three to seven years for office or computer equipment and furniture and fixtures and over fifteen years for the building.

Property and equipment amounts are reviewed for impairment whenever events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable.  If the carrying value exceeds the estimate of fair value, impairment is calculated as the excess of the carrying value over the estimate of fair value.

Legal defense costs.

The Company does not accrue for estimated future legal and related defense costs, if any, to be incurred in connection with outstanding or threatened litigation and other disputed matters but rather, records such as period costs when the services are rendered.

Income taxes.

The effective tax rate for the quarter ended June 30, 2009 was 0%.  The primary reconciling item accounting for the difference between the statutory rate and the Company's effective tax rate was the change in valuation allowance expected to be needed at year-end for deferred tax assets originating during the year.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Note 2 – Investments in unconsolidated subsidiaries

The following summarizes the condensed balance sheets of the Border Grill:

	June 30, 2009	December 31, 2008
	(unaudited)
Assets	$4,847,000	$4,207,000
Liabilities	2,624,000	2,671,000

Members' capital	$2,223,000	$1,536,000

The following summarizes the condensed statements of operations of the Border Grill:

	Six months ended	Twelve Mos. Ended
	June 30, 2009	December 31, 2008
	(unaudited)
Revenues	$4,081,000	$7,377,000
Expenses excluding depreciation and amortization	3,223,000	6,589,000
Depreciation and amortization	67,000	246,000

Net income	$791,000	$542,000

For the six months ended June 30, 2009, the Company’s received $49,000 in net capital contribution from Border Grill, which is reported on the consolidated statement of operations.

The following summarizes the condensed balance sheets of COD:

	June 30, 2009	December 31, 2008
	(unaudited)	(unaudited)
Assets	$5,435,000	$6,267,000
Liabilities	4,524,000	5,011,000

Shareholder's equity	$911,000	$1,256,000

The following summarizes the condensed statements of operations of COD:

	Six months ended	Twelve Mos. Ended
	June 30, 2009	December 31, 2008
	(unaudited)	(unaudited)
Revenues	$3,820,000	$12,598,000
Expenses excluding depreciation and amortization	4,053,000	14,200,000
Depreciation and amortization	112,000	216,000

Net income	$(345,000)	$(1,818,000)

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Note 3 – Notes payable

Brownstone GoldTown, LLC entered into three separate promissory notes (the “GoldTown Notes”) with a non-affiliated private company to finance a portion of the GoldTown Hotel and Casino Resort predevelopment costs.  The GoldTown Notes provide for interest-only payments, beginning October 1, 2007 and November 1, 2007 and continuing on the first day of each third month thereafter through maturity.  The maturity date for the GoldTown Notes are the earlier of the fifth day following receipt by Brownstone, LLC of Big Sandy Development Agreement fees for development or structuring services from the Tribe’s permanent financing of their planned California casino project.

Effective June 30, 2009 the lender has notified the Company that it is in default under the loan agreements for failing to pay interest when due at April 1, 2009 and May 1, 2009.  The lender has reserved the right to increase the interest rate on the outstanding principal and accrued interest at the default rate of 18% per annum.

Note 4 –Commitments and contingencies

Off-balance-sheet financing arrangements.

At June 30, 2009, the Company has an outstanding contingent liability totaling $1,787,000 for the Company’s guarantee of the COD lines of credit.

Litigation and claims.

In the ordinary course of business, the Company may be involved in legal proceedings regarding contractual and employment relationships, trademark or patent rights, and a variety of other matters.  Contingent liabilities are recorded when it is probable that a liability has been incurred and the amount of the loss can reasonably be estimated.  The Company discloses contingent liabilities when there is a reasonable possibility that the ultimate loss will materially exceed the recorded liability.  Estimating probable losses requires analysis of multiple factors, in some cases including judgments about potential actions of third party claimants and courts.  Therefore, actual losses in any future period are inherently uncertain.  Currently, the Company believes that there are no pending legal proceedings or claims, in the ordinary course of business that will have a material impact on the Company’s financial position or results of operations and, accordingly, has not recorded estimated minimum losses in connection with these matters.  However, if actual or estimated probable future losses exceed the recorded liability for such claims, additional charges may be recorded as other expense in the Company’s consolidated statement of operations during the period in which the actual loss or change in estimate occurs.

Note 5 – Related party transactions

For serving on the Board of Directors of the Company, the Company’s current non-employee directors’ payments were accrued in the amount of $40,000 for the six months ended June 30, 2009.

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

Note 6– Employee benefit plans

Retirement plan.

Company employees meeting certain eligibility requirements may participate in a simplified employee pension plan.  Employer contributions to this plan are made on a discretionary basis and were accrued for $87,000 for the six months ended June 30, 2009.

Note 7 – Financial highlights
	Six months			From March 21
	Ended	Year ended	Year ended	through
	June 30,	December 31,	December 31,	December 31,
	2009	2008	2007	2006
	(unaudited)
Per share operating performance (for a share of
capital stock outstanding throughout the period):
Net asset value, beginning of period	$0.75	$2.47	$2.22	$2.22
(Loss) gain from investment operations --
Net investment loss	(0.19)	(0.37)	(0.11)	(0.33)
Net realized gain (loss) on investments	0.01	(0.07)	0.03	0.13
Net unrealized (depreciation) appreciation
on investments	0.00	(1.28)	0.33	0.20

Total from investment operations	(0.18)	(1.72)	0.25	0.00

Cancellation of Escrowed Shares	0.05	-	-	-

Net asset value, at end of year or period	$0.62	$0.75	$2.47	$2.22

Total investment return	-17.3%	-69.5%	11.2%	0.0%
Market value, at end of year or period	$0.95	$1.03	$1.50	$1.15

Supplemental data:
Net assets, end of period	$3,831,000	$4,970,000	$16,625,000	$12,723,000
Ratio to average net assets --
Expenses	30.29%	18.83%	17.28%	21.57%
Net investment (loss) gain	-27.37%	-17.98%	4.86%	20.08%
Average amount of borrowings outstanding
during the period	$3,363,000	$2,065,000	$743,000	$523,000
Weighted average number of shares outstanding
during the period	6,495,774	6,645,774	6,020,774	5,729,107
Average amount of debt per share	$0.57	$0.48	$0.14	$0.09
Portfolio turnover rate	0.00%	0.00%	0.00%	0.00%

AMERICAN VANTAGE COMPANIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

The total investment return calculation has not been annualized for March 21 through December 31, 2006.

The ratio of average net assets calculations for expenses and net investment loss have been annualized for March 21, through December 31, 2006.

For the six months ended June 30, 2009, the years ended December 31, 2008 and December 31, 2007, and the period from March 21 through December 31, 2006, there were no investment advisory fee waivers or operating expense subsidies that would impact the ratio of the average net assets-expenses calculation.

Item 2.  Code of Ethics.

Item 2 information is only required in an annual report on Form N-CSR.

Item 3.  Audit Committee Financial Expert.

Item 3 information is only required in an annual report on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Item 4 information is only required in an annual report on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Item 5 information is only required in an annual report on Form N-CSR.

Item 6.  Investments.

See “Item 1.  Report to Stockholders” for the Consolidated Schedule of Investments as of June 30, 2009.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

 Item 7 information is only required in an annual report on Form N-CSR.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Item 8 information is only required in an annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

The Company made no purchases of equity securities during the period covered by this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Company’s Board of Directors since the last provided disclosure.

Item 11.  Controls and Procedures.

(a)	Evaluation of Disclosure Controls and Procedures

Pursuant to Rule 30a-3(b) of the Act, an evaluation was performed, as of June 30, 2009, under the supervision and with the participation of the Company’s management, including its President and Chief Executive Officer and Chief Financial Officer, of the effectiveness of the design and operation of the Company’s disclosure controls and procedures, as defined in Rules 30a-3(c) under the Act.  Based on such evaluation, the Company’s management concluded that the Company’s disclosure controls and procedures were effective to ensure that information the Company is required to disclose Form N-CSR are recorded, processed, summarized and reported, and that such information is accumulated and communicated to the Company’s management, including the President and Chief Executive Officer and Chief Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	Changes in Internal Controls

There has been no significant change in the Company’s internal controls over financial reporting that occurred during the six months ended June 30, 2009 that has materially affected, or is reasonably likely to materially affect, the Company’s internal controls over financial reporting.

Item 12.  Exhibits.

(a)()	Not applicable.

(a)(2).1	Certification of Ronald J. Tassinari pursuant to Rule 30a-2(a) under the Investment Company Act.*

(a)(2).2	Certification of Anna M. Morrison pursuant to Rule 30a-2(a) under the Investment Company Act.*

(a)(3)	Not applicable

(b).1	Certification of Ronald J. Tassinari pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 *

(b).2	Certification of Anna M. Morrison pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 *

__________________________
* Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN VANTAGE COMPANIES

By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari
Chief Executive Officer
Date: August 31, 2009

By:	/s/ Anna M. Morrison
Anna M. Morrison
Chief Financial Officer
Date: August 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald J. Tassinari
Ronald J. Tassinari
Chief Executive Officer
Date: August 31, 2009

By:	/s/ Anna M. Morrison
Anna M. Morrison
Chief Financial Officer
Date: August 31, 2009